DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposits for Non-Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deposits for purchase of property, plant and equipment *	197,879	159,890	25,664
Others **	32,600	29,600	4,751

	230,479	189,490	30,415
Reserve for unrecoverable deposits	(23,192)	(26,552)	(4,262)

	207,287	162,938	26,153

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	2,513	23,192	3,723
Provisions for the year	2,513	20,679	3,360	539

Balance at end of the year	2,513	23,192	26,552	4,262

*	Represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2012 the remaining contractual obligations associated with these purchase contracts are approximately RMB69,081 (US$11,088) which is included in the amount disclosed as purchase commitments in note 28. The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB3,360 (US$539) for the year ended December 31, 2012 based on its assessment of realizability and financial strength of the counterparties.
**	On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang'an Information Industry (Group) Co., Ltd., to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2011 and 2012 pursuant to this arrangement amounted to RMB29,600 and RMB29,600 (US$4,751), respectively. The management expects to convert it into the equity investment of the proton treatment center in the future.